Otter Creek Long/Short Opportunity Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Aerospace & Defense - 6.2%
L3Harris Technologies, Inc.	13,600	$3,737,552
Parsons Corp. (a)	54,567	4,048,871
		7,786,423

Application Software - 9.4%
Guidewire Software, Inc. (a)	13,901	3,144,684
Microsoft Corp.	6,966	3,716,361
Salesforce, Inc.	9,325	2,408,927
Workday, Inc. - Class A (a)	10,650	2,442,897
		11,712,869

Casinos & Gaming - 2.7%
DraftKings, Inc. - Class A (a)	73,900	3,328,456

Communications Equipment - 3.5%
F5, Inc. (a)	14,000	4,387,880

Construction & Engineering - 3.4%
Jacobs Solutions, Inc.	18,700	2,652,969
Quanta Services, Inc.	3,840	1,559,539
		4,212,508

Electrical Components & Equipment - 3.0%
Vertiv Holdings Co. - Class A	26,000	3,785,600

Electronic Components - 3.2%
Coherent Corp. (a)	1,442	155,159
Corning, Inc.	60,385	3,818,748
		3,973,907

Electronic Manufacturing Services - 3.9%
Flex Ltd. (a)	98,000	4,887,260

Financial Exchanges & Data - 5.6%
Intercontinental Exchange, Inc.	23,647	4,370,675
Nasdaq, Inc.	27,725	2,667,700
		7,038,375

Health Care Equipment - 3.8%
Hologic, Inc. (a)	71,000	4,744,220

Health Care Technology - 1.5%
Waystar Holding Corp. (a)	51,370	1,899,663

Industrial Conglomerates - 6.0%
3M Co.	24,896	3,714,981
GE HealthCare Technologies, Inc.	52,209	3,723,546
		7,438,527

Insurance Brokers - 5.4%
Baldwin Insurance Group, Inc. - Class A (a)	123,797	4,560,681
Ryan Specialty Holdings, Inc.	36,100	2,208,959
		6,769,640

Interactive Home Entertainment - 3.1%
Take-Two Interactive Software, Inc. (a)	17,300	3,853,229

Interactive Media & Services - 3.8%
Meta Platforms, Inc. - Class A	6,143	4,751,242

Internet Retail - 4.0%
Amazon.com, Inc. (a)	21,051	4,928,250

Internet Software & Services - 1.2%
Alphabet, Inc. - Class A	7,818	1,500,274

Investment Banking & Brokerage - 3.6%
LPL Financial Holdings, Inc.	11,462	4,535,857

IT Consulting & Other Services - 2.3%
EPAM Systems, Inc. (a)	17,950	2,830,894

Life Sciences Tools & Services - 6.7%
Avantor, Inc. (a)	336,014	4,516,028
Danaher Corp.	19,700	3,884,052
		8,400,080

Property & Casualty Insurance - 2.9%
W R Berkley Corp.	52,379	3,604,199

Technology Hardware, Storage & Peripherals - 3.6%
CompoSecure, Inc. (a)	316,500	4,497,465

Transaction & Payment Processing Services - 2.9%
Block, Inc. (a)	46,810	3,616,541
TOTAL COMMON STOCKS (Cost $98,211,830)		114,483,359

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.4%	Shares	Value
MSILF Treasury Portfolio - Institutional Class, 4.13%(b)	10,517,590	10,517,590
TOTAL MONEY MARKET FUNDS (Cost $10,517,590)		10,517,590

TOTAL INVESTMENTS - 100.1% (Cost $108,729,420)		125,000,949
Liabilities in Excess of Other Assets - (0.1)%		(138,971)
TOTAL NET ASSETS - 100.0%		$124,861,978
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Otter Creek Long/Short Opportunity Fund
Schedule of Securities Sold Short
July 31, 2025 (Unaudited)

COMMON STOCKS - (37.8)%	Shares	Value
Aerospace & Defense - (1.4)%
Loar Holdings, Inc.	(24,000)	$(1,773,840)

Application Software - (3.3)%
Cadence Design Systems, Inc.	(6,135)	(2,236,637)
Descartes Systems Group, Inc.	(17,900)	(1,893,104)
		(4,129,741)

Asset Management & Custody Ban - (3.2)%
Blackrock, Inc.	(3,574)	(3,952,880)

Building Products - (5.0)%
CSW Industrials, Inc.	(9,100)	(2,361,268)
Lennox International, Inc.	(6,462)	(3,935,358)
		(6,296,626)

Commodity Chemicals - (2.6)%
Hawkins, Inc.	(19,500)	(3,183,960)

Food Retail - (0.3)%
Sprouts Farmers Market, Inc.	(2,400)	(363,696)

General Merchandise Stores - (1.5)%
Ollie's Bargain Outlet Holdings, Inc.	(13,300)	(1,817,179)

Health Care Equipment - (1.7)%
Intuitive Surgical, Inc.	(4,500)	(2,164,905)

Hypermarkets & Super Centers - (2.5)%
Walmart, Inc.	(32,000)	(3,135,360)

Industrial Machinery & Supplies - (2.1)%
Kadant, Inc.	(7,900)	(2,628,883)

Internet Software & Services - (1.1)%
Shopify, Inc. - Class A	(11,000)	(1,344,310)

Other Specialty Retail - (2.4)%
Tractor Supply Co.	(53,300)	(3,035,435)

Personal Care Products - (1.7)%
BellRing Brands, Inc.	(40,000)	(2,183,200)

Restaurants - (3.6)%
Shake Shack, Inc. - Class A	(9,500)	(1,143,230)
Texas Roadhouse, Inc.	(17,900)	(3,313,827)
		(4,457,057)

Semiconductors - (2.3)%
MACOM Technology Solutions Holdings, Inc.	(21,000)	(2,879,940)

Technology Hardware, Storage & Peripherals - (3.1)%
Apple, Inc.	(18,500)	(3,840,045)
TOTAL COMMON STOCKS (Proceeds $43,889,341)		(47,187,057)

EXCHANGE TRADED FUNDS - (37.7)%	Shares	Value
Industrial Select Sector SPDR Fund	(26,000)	(3,952,260)
Invesco QQQ Trust Series 1	(11,000)	(6,215,110)
Invesco S&P 500 Equal Weight ETF	(55,000)	(10,099,650)
iShares Russell 2000 ETF	(30,000)	(6,581,700)
iShares Russell 2000 Growth ETF	(21,000)	(6,093,150)
iShares Russell Mid-Cap ETF	(97,100)	(9,099,241)
SPDR S&P Retail ETF	(65,000)	(5,099,900)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $44,553,173)		(47,141,011)

TOTAL SECURITIES SOLD SHORT - (75.5)% (Proceeds $88,442,514)		$(94,328,068)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Otter Creek Long/Short Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$114,483,359	$–	$–	$114,483,359
Money Market Funds	10,517,590	–	–	10,517,590
Total Investments	$125,000,949	$–	$–	$125,000,949

Liabilities:
Investments:
Common Stocks	$(47,187,057)	$–	$–	$(47,187,057)
Exchange Traded Funds	(47,141,011)	–	–	(47,141,011)
Total Investments	$(94,328,068)	$–	$–	$(94,328,068)

Refer to the Schedule of Investments for further disaggregation of investment categories.